PROVISION FOR ENVIRONMENTAL REHABILITATION - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
McCoy-Cove
Disclosure of provision for environmental rehabilitation [Line Items]
Undiscounted un-inflated value of cash flows required to settle provision	$ 8.6
Granite Creek
Disclosure of provision for environmental rehabilitation [Line Items]
Undiscounted un-inflated value of cash flows required to settle provision	1.8
Lone Tree
Disclosure of provision for environmental rehabilitation [Line Items]
Undiscounted un-inflated value of cash flows required to settle provision	67.5
Ruby Hill
Disclosure of provision for environmental rehabilitation [Line Items]
Undiscounted un-inflated value of cash flows required to settle provision	18.1
Argenta
Disclosure of provision for environmental rehabilitation [Line Items]
Undiscounted un-inflated value of cash flows required to settle provision	$ 1.2
Minimum
Disclosure of provision for environmental rehabilitation [Line Items]
Risk free interest rate, provision for environmental rehabilitation	3.88%
Maximum
Disclosure of provision for environmental rehabilitation [Line Items]
Risk free interest rate, provision for environmental rehabilitation	4.14%